Related party transactions	12 Months Ended
Dec. 31, 2018
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Related party transactions

D.33. Related party transactions

The principal related parties are companies over which Sanofi has control or significant influence; joint ventures; key management personnel; and principal shareholders.

Sanofi has not entered into any material transactions with any key management personnel. Financial relations with Sanofi’s principal shareholders fall within the ordinary course of business and were immaterial in the years ended December 31, 2018, 2017 and 2016.

A list of the principal companies controlled by Sanofi is presented in Note F.1. Those companies are fully consolidated as described in Note B.1. Transactions between those companies, and between the parent company and its subsidiaries, are eliminated when preparing the consolidated financial statements.

Transactions with companies over which Sanofi has significant influence, and with joint ventures, are presented in Note D.6.

Key management personnel include corporate officers (including one director holding office for four months in 2016 who was covered by a top-up pension plan: see “Item 6.B. – Compensation”) and the members of the Executive Committee (an average of 15 members in 2018, and 13 members in 2017 and 2016).

The table below shows, by type, the compensation paid to key management personnel:

(€ million)	2018	2017	2016
Short-term benefits(a)	38	31	32
Post-employment benefits	9	8	9
Share-based payment	33	15	22
Total recognized in profit or loss	80	54	63

(a)	Compensation, employer’s social security contributions, directors’ attendance fees, and any termination benefits (net of reversals of termination benefit obligations).

The table below shows the aggregate top-up pension obligation in favor of certain corporate officers and Executive Committee members, and the aggregate amount of termination benefits and lump-sum retirement benefits payable to key management personnel:

(€ million)	2018	2017	2016
Aggregate top-up pension obligation	59	68	72
Aggregate termination benefits and lump-sum retirement benefits	10	9	8